PROPERTY AND EQUIPMENT - Summary of depreciation and amortization of property and equipment (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Direct costs of network, sales and services									$ 70,080	$ 70,579	$ 44,799
Other depreciation and amortization									19,125	4,672	3,382
Subtotal									92,655	81,169	53,148
Amortization of acquired and developed technologies	$ 892	$ 816	$ 592	$ 1,150	$ 1,383	$ 1,524	$ 1,551	$ 1,461	3,450	5,918	4,967
Total depreciation and amortization									$ 92,655	$ 81,169	$ 53,148